Document and Entity Information (USD $)	6 Months Ended
Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	DSI REALTY INCOME FUND IX
Entity Central Index Key	0000764586
Document Type	10-Q
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 15,346,500
Entity Common Stock, Shares Outstanding	30,693
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

Consolidated Balance Sheets (Unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011
ASSETS:
Cash & Equivalents	$ 345,748	$ 537,223
Property Net	2,833,957	2,853,141
Uncollected rental revenue	110,782	159,428
Prepaid Advertising	11,955	5,514
Other Assets	71,385	26,045
TOTAL	3,373,827	3,581,351
LIABILITIES:
Distribution due to Partners	193,769	193,769
Incentive Management Fee Liability	10,287	17,439
Property Management Fee Liability	11,629	10,208
Deferred Income	48,039	41,192
Accrued Expenses	25,679	38,287
Other Liabilities	26,432	147,440
Total Liabilities	315,835	448,335
PARTNERS' EQUITY:
General Partners	(108,875)	(108,038)
Limited Partners	2,965,453	3,048,180
Total Partners' Equity	2,856,578	2,940,142
Noncontrolling interest in real estate joint venture	201,414	192,874
Total Equity	3,057,992	3,133,016
TOTAL	$ 3,373,827	$ 3,581,351

Consolidated Statements of Income (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
REVENUES:
Self-storage rental income	$ 601,779	$ 569,193	$ 1,153,255	$ 1,150,018
Ancillary operating revenue	51,228	46,830	107,192	92,217
Interest and other income	0	14	9	28
TOTAL	653,007	616,037	1,260,456	1,242,263
EXPENSES:
Depreciation	5,915	7,640	19,184	11,263
Operating	328,951	302,526	592,081	574,735
General and administrative	95,142	75,527	190,018	192,735
General partners' incentive management fee	19,007	20,927	36,446	41,854
Property management fee	33,288	30,580	66,663	63,326
Total	482,303	437,200	904,392	883,913
NET INCOME	170,704	178,837	356,064	358,350
LESS: net income attributable to the non-controlling interest	22,013	12,974	36,140	30,048
NET INCOME ATTRIBUTABLE TO THE PARTNERSHIP	148,691	165,863	319,924	328,302
NET INCOME ATTRIBUTABLE TO THE PARTNERSHIP ALLOCATED TO:
General partners	1,487	1,659	3,199	3,283
Limited partners	147,204	164,204	316,725	325,019
TOTAL	$ 148,691	$ 165,863	$ 319,924	$ 328,302
Weighted average limited partnership units outstanding	30,693	30,693	30,693	30,693
NET INCOME ATTRIBUTABLE TO THE PARTNERSHIP PER LIMITED PARTNERSHIP UNIT	$ 4.8	$ 5.35	$ 10.32	$ 10.59

Consolidated Statements of Partners' Equity (Deficit) (Unaudited) (USD $)	General Partners' Capital Account	Limited Partners' Capital Account	Non-controlling Interest	Total
BALANCE, Beginning at Dec. 31, 2011	$ (108,038)	$ 3,048,180	$ 192,874	$ 3,133,016
Net Income Allocation	3,199	316,725	36,140	356,064
Distributions	4,036	399,452	27,600	431,088
BALANCE, Ending at Jun. 30, 2012	$ (108,875)	$ 2,965,453	$ 201,414	$ 3,057,992

Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Statement of Cash Flows [Abstract]
NET INCOME ATTRIBUTABLE TO THE PARTNERSHIP	$ 319,924	$ 328,302
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	19,184	11,263
Net income attributable to non-controlling interests	36,140	30,048
Changes in assets and liabilities:
Other assets	(3,135)	9,903
Incentive management fee payable to General Partners	(7,152)	15,695
Property management fees payable	1,421	222
Customer deposits and other liabilities	(126,770)	(20,858)
Net cash provided by operating activities	239,612	374,575
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property	0	88,885
Net cash used in investing activities	0	(88,885)
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to partners	403,487	480,666
Distributions paid to non-controlling interests	(27,600)	(22,800)
Net cash used in financing activities	(431,087)	(503,466)
NET DECREASE IN CASH AND CASH EQUIVALENTS	191,475	217,776
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	537,223	703,774
CASH AND CASH EQUIVALENTS AT END OF PERIOD	345,748	487,998
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	0	0
NON CASH INVESTING AND FINANCING ACTIVITIES:
Distributions due partners included in partners' equity	$ 193,769	$ 232,523

General	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
General

Registrant, DSI Realty Income Fund IX (the "Partnership") is a publicly-held limited partnership organized under the California Uniform Limited Partnership Act pursuant to a Certificate and Agreement of Limited Partnership (hereinafter referred to as "Agreement") dated March 6,1985. The General Partners are DSI Properties, Inc., a California corporation, and RJC Capital Management, LLC and JWC Capital Management, LLC.

DSI Properties, Inc. is an affiliate of Diversified Securities, Inc., a wholly-owned subsidiary of DSI Financial, Inc. The General Partners provide similar services to other partnerships. Through its public offering of Limited Partnership Units, the Partnership sold thirty thousand six hundred ninety-three (30,693) units of limited partnership interests, aggregating Fifteen Million Three Hundred Forty-Six Thousand Five Hundred Dollars ($15,346,500). The General Partners have retained a one percent (1%) interest in all profits, losses and distributions (subject to certain conditions), without making any capital contribution to the Partnership. The General Partners are not required to make any capital contributions to the Partnership in the future.

The Partnership has acquired mini-storage facilities located in Monterey Park and Azusa, California; Everett, Washington; and Romeoville and Elgin, Illiniois. The Partnerhsip has entered into a joint venture with DSI Realty Income Fund VIII through which the Partnerhsip has a 70% interest ina mini-storage in Aurora, Colorado. A non-controlling interest in the real estate joint venture was recorded for the six-month period ended June 30, 2012 and 2011 in the amount of $36,140 and $30,048. The Partnership is a general partner in the joint venture. The facilities were acquried from Dahn Corporation ("Dahn"). Dahn is not affiliated with the Partnership. Dahn is affiliated with other partnerships in which DSI Properties, Inc. , RJC and JWC are the general partners.

The accompanying unaudited interim consolidated financial statements have been prepared by the Partnership's management in accordance with accounting principles generally accepted in the United States of America ("GAAP") and in conjunction with the rules and regulations of the Securities and Exchange Commission ("SEC"). Certain information and footnote disclosures required for annual financial statements have been condensed or excluded pursuant to SEC rules and regulations. Accordingly, the unaudited interim consolidated financial statements do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, the accompanying unaudited interim consolidate financial statements reflect all adjustments of a normal and recurring nature which are considered necessary for a fair presentation of the results for the interim periods presented. However, the results of operations for the interim periods are not necessarily indicative of the results that may be expected for the year ending December 31, 2012. These unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Partnership's annual report on Form 10-K for the year ended December 31, 2011.

Significant Accounting Policies

The Partnership has adopted Accounting Standards Update 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. For the six months ended June 30, 2012 and 2011 comprehensive income equaled net income, as the Partnership had no other comprehensive income. As of June 30, 2012 and December 31, 2011, accumulated other comprehensive income was $0.

ASC 825-10 (formerly SFAS 107, “Disclosures about Fair Value of Financial Instruments”) defines financial instruments and requires disclosure of the fair value of financial instruments held by the Partnership. The Partnership considers the carrying amount of cash, accounts receivable, other receivables, accounts payable and accrued liabilities, to approximate their fair values because of the short period of time between the origination of such instruments and their expected realization.

Recent Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards. While many of the amendments to U.S. GAAP are not expected to have a significant effect on practice, the new guidance changes some fair value measurement principles and disclosure requirements. This new guidance is effective for fiscal years and interim periods beginning after December 15, 2011. The adoption of the standard update does not have a significant impact on its financial position or results of operations.

Subsequent Events	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Subsequent Events

Events subsequent to June 30, 2012, have been evaluated through the date these unaudited interim consolidate financial statements were issued to determine whether they should be disclosed to keep the unaudited interim consolidated financial statements from being misleading. Management found no subsequent events that should be disclosed.

Property	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Property

Properties owned by the Partnership are all mini-storage facilities. Depreciation is calculated using the straight-line method over the estimated useful life of 20 years. Property under capital leases is amortized over the lives of the respective leases. The total cost of property and accumulated depreciation at June 30, 2012 and December 31, 2011 were as follows:

	June 30, 2012	December 31, 2011
Land	$ 2,729,790	$ 2,729,790
Buildings and improvements	11,293,074	11,293,074
Rental trucks under capital leases	210,138	210,138
Total	14,233,002	14,233,002
Less accumulated depreciation	(11,399,045)	(11,379,861)
Property - net	$ 2,833,957	$2,853,141

Related Party Transactions	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Related Party Transactions

The Partnership has entered into a management agreement with Dahn to operate its mini-storage facilities. The management agreement provides for a management fee equal to 5% of gross revenue from operations, which is defined as the entire amount of all receipts from the renting or leasing of storage compartments and sale of locks. The management agreement is renewable annually. Dahn earned management fees equal to $66,663 and $63,326, for the six month periods ended June 30, 2012 and 2011, respectively. Amounts payable to Dahn at June 30, 2012 and December 31, 2011 were $11,629 and $10,208, respectively.

Beginning in July 2011, the General Partner, DSI Properties, Inc. performs all tax related work with respect to the Partnership. These services are paid monthly in the amount of $4,949. Tax fees paid to DSI Properties, Inc. for the six month period ended June 30, 2012 were $29,694.

Allocations of Profits and Losses	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Allocations of Profits and Losses

Under the Agreement of Limited Partnership, the general partners are to be allocated 1% of the net profits or losses from operations, and the limited partners are to be allocated the balance of the net profits or losses from operations in proportion to their limited partnership interests. The general partners are also entitled to receive a percentage, based on a predetermined formula, of any cash distribution from the sale, other disposition, or refinancing of the project.

In addition, the general partners are entitled to receive an incentive management fee for supervising the operations of the Partnership. The fee is to be paid in an amount equal to 9% per annum of the cash distributions to limited partners in the fund.

Net Income Per Limited Partnsership Unit	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Net Income Per Limited Partnsership Unit	Net income per limited partnership unit is calculated by dividing the net income allocated to the limited partners by the number of limited partnership units outstanding during the period.

General (Policies)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Nature of Operations

Registrant, DSI Realty Income Fund IX (the "Partnership") is a publicly-held limited partnership organized under the California Uniform Limited Partnership Act pursuant to a Certificate and Agreement of Limited Partnership (hereinafter referred to as "Agreement") dated March 6,1985. The General Partners are DSI Properties, Inc., a California corporation, and RJC Capital Management, LLC and JWC Capital Management, LLC.

DSI Properties, Inc. is an affiliate of Diversified Securities, Inc., a wholly-owned subsidiary of DSI Financial, Inc. The General Partners provide similar services to other partnerships. Through its public offering of Limited Partnership Units, the Partnership sold thirty thousand six hundred ninety-three (30,693) units of limited partnership interests, aggregating Fifteen Million Three Hundred Forty-Six Thousand Five Hundred Dollars ($15,346,500). The General Partners have retained a one percent (1%) interest in all profits, losses and distributions (subject to certain conditions), without making any capital contribution to the Partnership. The General Partners are not required to make any capital contributions to the Partnership in the future.

The Partnership has acquired mini-storage facilities located in Monterey Park and Azusa, California; Everett, Washington; and Romeoville and Elgin, Illiniois. The Partnerhsip has entered into a joint venture with DSI Realty Income Fund VIII through which the Partnerhsip has a 70% interest ina mini-storage in Aurora, Colorado. A non-controlling interest in the real estate joint venture was recorded for the six-month period ended June 30, 2012 and 2011 in the amount of $36,140 and $30,048. The Partnership is a general partner in the joint venture. The facilities were acquried from Dahn Corporation ("Dahn"). Dahn is not affiliated with the Partnership. Dahn is affiliated with other partnerships in which DSI Properties, Inc. , RJC and JWC are the general partners.

Comparability to Prior Year Data

The accompanying unaudited interim consolidated financial statements have been prepared by the Partnership's management in accordance with accounting principles generally accepted in the United States of America ("GAAP") and in conjunction with the rules and regulations of the Securities and Exchange Commission ("SEC"). Certain information and footnote disclosures required for annual financial statements have been condensed or excluded pursuant to SEC rules and regulations. Accordingly, the unaudited interim consolidated financial statements do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, the accompanying unaudited interim consolidate financial statements reflect all adjustments of a normal and recurring nature which are considered necessary for a fair presentation of the results for the interim periods presented. However, the results of operations for the interim periods are not necessarily indicative of the results that may be expected for the year ending December 31, 2012. These unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Partnership's annual report on Form 10-K for the year ended December 31, 2011.

Comprehensive Income

The Partnership has adopted Accounting Standards Update 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. For the six months ended June 30, 2012 and 2011 comprehensive income equaled net income, as the Partnership had no other comprehensive income. As of June 30, 2012 and December 31, 2011, accumulated other comprehensive income was $0.

Fair Value Disclosures

ASC 825-10 (formerly SFAS 107, “Disclosures about Fair Value of Financial Instruments”) defines financial instruments and requires disclosure of the fair value of financial instruments held by the Partnership. The Partnership considers the carrying amount of cash, accounts receivable, other receivables, accounts payable and accrued liabilities, to approximate their fair values because of the short period of time between the origination of such instruments and their expected realization.

Recent Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards. While many of the amendments to U.S. GAAP are not expected to have a significant effect on practice, the new guidance changes some fair value measurement principles and disclosure requirements. This new guidance is effective for fiscal years and interim periods beginning after December 15, 2011. The adoption of the standard update does not have a significant impact on its financial position or results of operations.

Property (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Summary of Property and Equipment
	June 30, 2012	December 31, 2011
Land	$ 2,729,790	$ 2,729,790
Buildings and improvements	11,293,074	11,293,074
Rental trucks under capital leases	210,138	210,138
Total	14,233,002	14,233,002
Less accumulated depreciation	(11,399,045)	(11,379,861)
Property - net	$ 2,833,957	$2,853,141

Allocations of Profits and Losses (Details Narrative) (USD $)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
General Partner Percentage	$ 1.00%

General (Details Narrative) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Notes to Financial Statements
Limited Partnership Units Outstanding	30,693	30,693	30,693	30,693
Public Float	$ 15,346,500		$ 15,346,500
General Partner Percent Ownership Percentage			$ 1.00%
Auroa, CO Ownership Interest	$ 70.00%		$ 70.00%
Non-controlling interest	$ 22,013	$ 12,974	$ 36,140	$ 30,048

Related Party Transactions (Details Narrative) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Notes to Financial Statements
Management Fee Percentage	$ 5.00%			$ 5.00%	$ 5.00%
Management Fee		$ 33,288	$ 30,580	$ 66,663	$ 63,326
Payable To Dahn	11,629	11,629		11,629		10,208
Tax Fee to General Partner	$ 4,949			$ 29,694

Property - Summary of Property and Equipment (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Property, net
Land	$ 2,729,790	$ 2,729,790
Buildings and improvements	11,293,074	11,293,074
Rental trucks under capital leases	210,138	210,138
Total	14,233,002	14,233,002
Less accumulated depreciation	11,399,045	11,379,861
Property - net	$ 2,833,957	$ 2,853,141